Revenue Recognition (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue sale of products	$ 7,120	$ 140,571	$ 130,252
Services rendered		314	276
Other operating revenues		1,619	49
Revenue from contracts with customers		$ 142,504	$ 130,577